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                              THE GALAXY VIP FUND
                                 ("GALAXY VIP")

                          GALAXY VIP MONEY MARKET FUND
                             GALAXY VIP EQUITY FUND
                       GALAXY VIP GROWTH AND INCOME FUND
                      GALAXY VIP SMALL COMPANY GROWTH FUND
                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II
                        GALAXY VIP ASSET ALLOCATION FUND
                       GALAXY VIP QUALITY PLUS BOND FUND
                  (FORMERLY GALAXY VIP HIGH QUALITY BOND FUND)
                     GALAXY VIP COLUMBIA HIGH YIELD FUND II
                            (THE "GALAXY VIP FUNDS")

                         SUPPLEMENT DATED APRIL 1, 2003
          TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

    On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the investment adviser to the Galaxy VIP Money Market Fund, Galaxy VIP Equity Fund, Galaxy VIP Growth and Income Fund, Galaxy VIP Small Company Growth Fund, Galaxy VIP Asset Allocation Fund and Galaxy VIP High Quality Bond Fund and administrator for all of the Galaxy VIP Funds, Colonial Management Associates, Inc. ("CMA"), the pricing and bookkeeping agent for all of the Galaxy VIP Funds, Stein Roe & Farnham Incorporated, Newport Pacific Management, Inc. ("NPMI") and Liberty Advisory Services Corp. merged into Columbia Management Advisers, Inc. (formerly known as Columbia Management Company) ("Columbia"), a registered investment adviser and investment adviser to the Galaxy VIP Columbia Real Estate Equity Fund II and Galaxy VIP Columbia High Yield Fund II. Each of FIA, CMA and the other merging companies was a registered investment adviser and advised various funds in the Galaxy, Liberty and/or Stein Roe families of funds. Columbia, a direct subsidiary of Columbia Management Group, Inc., is the surviving company in these mergers and is now the investment adviser, administrator and pricing and bookkeeping agent for each of the Galaxy VIP Funds.

    In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. ("NFMI"), a subsidiary of NPMI and a registered investment adviser that advised several funds in the Liberty family of funds, merged into NPMI. As a result of NPMI's merger into Columbia, Columbia is now the adviser to the funds previously advised by NFMI.

    The mergers will not change the way your Galaxy VIP Fund is managed, the investment personnel assigned to manage your Galaxy VIP Fund or the fees paid by your Galaxy VIP Fund to Columbia.

VIPCM-SUP (4/1/03)